Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 23, 2015
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 23, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 23, 2015
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.

Supplement dated March 23, 2015
to the Statutory Prospectus dated March 1, 2015
(as supplemented on March 13, 2015)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal LifeTime 2060 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2060 Fund
Expense [Heading]	rr_ExpenseHeading	In the Annual Fund Operating Expenses Table, add a new footnote (1) to the line for Distribution and/or Service (12b-1) Fees that states as follows:(1) Expense information in the table has been restated to reflect current fees. Effective December 30, 2013, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Add the following title to the table providing information "For the periods ended December 31, 2014" that appears after the bar chart: Average Annual Total Returns.
Caption	rr_AverageAnnualReturnCaption	For the periods ended December 31, 2014